Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables	$ 1,028,721	$ 1,540,411
Borrowings from financial institutions		1,488,863
Borrowings	1,792,230
Borrowings from related parties	18,838,987	19,085,812
Amount due to related parties	2,217,752	1,670,469
Other current liabilities	1,824,635	1,249,106
Income tax payables		284,627
Other liabilities	1,878,635
Lease liabilities	2,366,045	4,318,413
Finance lease liabilities	1,285,756	1,775,843
Provision for employee benefits	34,584,954	37,997,474
Non-derivative financial liabilities	63,993,080	69,411,018
Within 1 year [Member]
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables	1,028,721	1,540,411
Borrowings from financial institutions		494,994
Borrowings	933,110
Borrowings from related parties	13,506,184
Amount due to related parties	2,217,752	1,670,469
Other current liabilities		1,249,106
Income tax payables		284,627
Other liabilities	1,824,635
Lease liabilities	2,366,045	2,211,984
Finance lease liabilities	619,301	701,796
Provision for employee benefits	563,243	479,261
Non-derivative financial liabilities	23,058,991	8,632,648
1 to 5 years [Member]
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables
Borrowings from financial institutions		993,869
Borrowings	859,120
Borrowings from related parties	5,332,803	19,085,812
Amount due to related parties
Other current liabilities
Income tax payables
Other liabilities	54,000
Lease liabilities		2,106,429
Finance lease liabilities	666,455	1,074,047
Provision for employee benefits	1,856,583	1,478,194
Non-derivative financial liabilities	8,768,961	24,738,351
>5 years [Member]
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables
Borrowings from financial institutions
Borrowings
Borrowings from related parties
Amount due to related parties
Other current liabilities
Income tax payables
Other liabilities
Lease liabilities
Finance lease liabilities
Provision for employee benefits	32,165,128	36,040,019
Non-derivative financial liabilities	$ 32,165,128	$ 36,040,019